Consolidated statement of changes in equity (Parenthetical) - $ / shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Dividends per share: Ordinary - paid during the period (in USD per share)	$ 2.540	$ 2.250
Final Dividends
Ordinary dividends per share: announced with the results for the period (in USD per share)	$ 2.110	$ 1.480